Revenue, Accounts Receivable, net and Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue, Accounts Receivable, net and Deferred Revenue [Abstract]
Revenue by Type of Charter
Below are presented, per type of charter, the Company’s revenues for the years ended December 31, 2025, 2024 and 2023 and also the balance of Accounts receivable, net, for the years ended December 31, 2025 and 2024.

Charter type	2025	2024	2023
Time charters	$70,607	$63,085	$57,975
Pool arrangements	11,211	23,378	48,332
Voyage charters	2,354	982	2,631
Total Revenue	$84,172	$87,445	$108,938

Accounts Receivable by Type of Charter
	As of December 31,
Charter type	2025	2024
Time charters	$5,220	$2,063
Pool arrangements	923	2,845
Voyage charters	150	902
Total Acc. Receivable, net	$6,293	$5,810

Revenue from Charterers
Moreover, the charterers that accounted for more than 10% of the Company’s revenue are presented below:

Charterer	2025	2024	2023
A	18%	16%	11%
B	14%	26%	28%
C	16%	16%	-
D	11%	-	-
E	-	-	13%
F	12%	-	-
G	13%	22%	32%